Submission	Oct. 30, 2026
Submission [Line Items]
Central Index Key	0000034903
Registrant Name	FEDERAL REALTY INVESTMENT TRUST
Registration File Number	333-277767
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES